FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Assets and Liabilities - Balance Sheet maturity - legal basis [Member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Not later than one month [member]
Assets
Cash and balances at central banks	£ 54,662	£ 58,519
Trading and other financial assets at fair value through profit or loss	10,686	11,473
Derivative financial instruments	579	449
Loans and advances to banks	2,594	3,104
Loans and advances to customers	36,326	28,297
Debt securities	7	10
Financial assets at fair value through other comprehensive income	166
Other assets	2,667	3,807
Total assets	107,687	105,718
Liabilities
Deposits from banks	2,793	2,810
Customer deposits	380,753	366,778
Derivative financial instruments, trading and other financial liabilities at fair value through profit or loss	5,160	19,215
Debt securities in issue	4,172	3,248
Liabilities arising from insurance contracts and participating investment contracts	1,844	1,898
Other liabilities	4,403	4,229
Subordinated liabilities	85
Total liabilities	399,210	398,178
Available-for-sale financial assets		59
Later than one month and not later than three months [member]
Assets
Cash and balances at central banks	1	2
Trading and other financial assets at fair value through profit or loss	8,826	13,345
Derivative financial instruments	688	601
Loans and advances to banks	520	314
Loans and advances to customers	19,383	15,953
Debt securities		29
Financial assets at fair value through other comprehensive income	453
Other assets	1,552	897
Total assets	31,423	31,506
Liabilities
Deposits from banks	1,688	2,318
Customer deposits	10,623	18,821
Derivative financial instruments, trading and other financial liabilities at fair value through profit or loss	11,877	16,932
Debt securities in issue	5,692	6,014
Liabilities arising from insurance contracts and participating investment contracts	1,850	2,003
Other liabilities	3,201	2,805
Subordinated liabilities	145	202
Total liabilities	35,076	49,095
Available-for-sale financial assets		365
Total [Member]
Assets
Cash and balances at central banks	54,663	58,521
Trading and other financial assets at fair value through profit or loss	158,529	162,878
Derivative financial instruments	23,595	25,834
Loans and advances to banks	6,283	6,611
Loans and advances to customers	484,858	472,498
Debt securities	5,238	3,643
Financial assets at fair value through other comprehensive income	24,815
Other assets	39,617	40,026
Total assets	797,598	812,109
Liabilities
Deposits from banks	30,320	29,804
Customer deposits	418,066	418,124
Derivative financial instruments, trading and other financial liabilities at fair value through profit or loss	51,920	77,001
Debt securities in issue	91,168	72,450
Liabilities arising from insurance contracts and participating investment contracts	112,727	118,860
Other liabilities	25,542	28,805
Subordinated liabilities	17,656	17,922
Total liabilities	747,399	762,966
Available-for-sale financial assets		42,098
Later than three months and not later than six months [member]
Assets
Trading and other financial assets at fair value through profit or loss	8,492	4,858
Derivative financial instruments	418	763
Loans and advances to banks	584	190
Loans and advances to customers	18,415	13,585
Financial assets at fair value through other comprehensive income	249
Other assets	196	414
Total assets	28,354	20,096
Liabilities
Deposits from banks	748	1,885
Customer deposits	5,628	10,615
Derivative financial instruments, trading and other financial liabilities at fair value through profit or loss	5,048	4,933
Debt securities in issue	9,007	4,431
Liabilities arising from insurance contracts and participating investment contracts	2,316	2,484
Other liabilities	733	239
Subordinated liabilities	95	1,588
Total liabilities	23,575	26,175
Available-for-sale financial assets		286
Later than six months and not later than nine months [Member]
Assets
Trading and other financial assets at fair value through profit or loss	5,133	2,781
Derivative financial instruments	336	451
Loans and advances to banks	172	190
Loans and advances to customers	14,378	11,881
Debt securities	521
Financial assets at fair value through other comprehensive income	800
Other assets	238	1,170
Total assets	21,578	17,498
Liabilities
Deposits from banks	54	87
Customer deposits	4,543	5,524
Derivative financial instruments, trading and other financial liabilities at fair value through profit or loss	1,663	3,419
Debt securities in issue	4,668	3,506
Liabilities arising from insurance contracts and participating investment contracts	2,302	2,466
Other liabilities	1,182	2,216
Subordinated liabilities	251
Total liabilities	14,663	17,218
Available-for-sale financial assets		1,025
Later than nine months and not later than twelve months [Member]
Assets
Trading and other financial assets at fair value through profit or loss	2,587	1,056
Derivative financial instruments	441	503
Loans and advances to banks	203	192
Loans and advances to customers	11,318	10,482
Debt securities		7
Financial assets at fair value through other comprehensive income	1,685
Other assets	219	854
Total assets	16,453	13,359
Liabilities
Deposits from banks	45	28
Customer deposits	4,431	5,074
Derivative financial instruments, trading and other financial liabilities at fair value through profit or loss	522	948
Debt securities in issue	1,694	2,902
Liabilities arising from insurance contracts and participating investment contracts	2,104	2,425
Other liabilities	1,383	1,894
Subordinated liabilities		570
Total liabilities	10,179	13,841
Available-for-sale financial assets		265
Later than one year and not later than two years [member]
Assets
Trading and other financial assets at fair value through profit or loss	2,090	2,655
Derivative financial instruments	1,064	965
Loans and advances to banks	160	131
Loans and advances to customers	30,459	29,340
Debt securities		350
Financial assets at fair value through other comprehensive income	2,536
Other assets	387	725
Total assets	36,696	37,206
Liabilities
Deposits from banks	4,758
Customer deposits	6,421	7,823
Derivative financial instruments, trading and other financial liabilities at fair value through profit or loss	1,104	1,961
Debt securities in issue	13,062	6,333
Liabilities arising from insurance contracts and participating investment contracts	7,995	8,532
Other liabilities	756	1,498
Subordinated liabilities	2,600	574
Total liabilities	36,696	26,721
Available-for-sale financial assets		3,040
Later than two years and not later than five years [member]
Assets
Trading and other financial assets at fair value through profit or loss	5,467	5,341
Derivative financial instruments	3,075	2,763
Loans and advances to banks		2,405
Loans and advances to customers	72,028	70,967
Debt securities	2,262	2,775
Financial assets at fair value through other comprehensive income	11,496
Other assets	1,118	5,618
Total assets	95,446	105,235
Liabilities
Deposits from banks	16,052	22,378
Customer deposits	3,244	2,986
Derivative financial instruments, trading and other financial liabilities at fair value through profit or loss	4,108	4,298
Debt securities in issue	28,676	25,669
Liabilities arising from insurance contracts and participating investment contracts	20,986	21,842
Other liabilities	232	1,933
Subordinated liabilities	2,559	3,983
Total liabilities	75,857	83,089
Available-for-sale financial assets		15,366
Later than five years [member]
Assets
Trading and other financial assets at fair value through profit or loss	115,248	121,369
Derivative financial instruments	16,994	19,339
Loans and advances to banks	2,050	85
Loans and advances to customers	282,551	291,993
Debt securities	2,448	472
Financial assets at fair value through other comprehensive income	7,430
Other assets	33,240	26,541
Total assets	459,961	481,491
Liabilities
Deposits from banks	4,182	298
Customer deposits	2,423	503
Derivative financial instruments, trading and other financial liabilities at fair value through profit or loss	22,438	25,295
Debt securities in issue	24,197	20,347
Liabilities arising from insurance contracts and participating investment contracts	73,330	77,210
Other liabilities	13,652	13,991
Subordinated liabilities	11,921	11,005
Total liabilities	£ 152,143	148,649
Available-for-sale financial assets		£ 21,692